1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

COREY F. ROSE

corey.rose@dechert.com
+1 202 261 3314 Direct
+1 202 261 3158 Fax

August 1, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   The Hartford Mutual Funds II, Inc. — Registration Statement on Form N-14 (File No. 811-00558)

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds II, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”).  This Form N-14 is being filed in connection with the reorganization of each of the Acquired Funds with and into the corresponding Acquiring Fund, as shown in the chart below, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund.

Acquired Funds*	Acquiring Funds**
Schroder Absolute Return EMD and Currency Fund	Hartford Schroders Emerging Markets Debt and Currency Fund
Schroder Broad Tax-Aware Value Bond Fund	Hartford Schroders Tax-Aware Bond Fund
Schroder Emerging Market Equity Fund	Hartford Schroders Emerging Markets Equity Fund
Schroder Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schroder Global Multi-Asset Income Fund	Hartford Schroders Income Builder Fund
Schroder Global Strategic Bond Fund	Hartford Schroders Global Strategic Bond Fund
Schroder International Alpha Fund	Hartford Schroders International Stock Fund
Schroder International Multi-Cap Value Fund	Hartford Schroders International Multi-Cap Value Fund
Schroder U.S. Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Schroder U.S. Small and Mid Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund

* Schroder International Alpha Fund and Schroder U.S. Opportunities Fund are series of Schroder Capital Funds (Delaware), a Delaware statutory trust, and the other eight Acquired Funds are series of Schroder Series Trust, a Massachusetts business trust.

** Each of the Acquiring Funds is a series of the Registrant, a Maryland corporation.

No fees are required in connection with this filing.  Please call the undersigned at 202.261.3314 with any questions regarding the attached.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc: John V. O’Hanlon